     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State
Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BIF Arizona Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value
Arizona — 98.6%
Apache County IDA Arizona, RB, FLOATS,
VRDN, Tucson Electric Power, Series
83A (US Bank Trust NA LOC), 0.17%,
7/06/12 (b)	$1,300	$1,300,000
Arizona Health Facilities Authority,
Refunding RB, VRDN, Banner Health,
Series C (Bank of Nova Scotia LOC),
0.16%, 7/06/12	425	425,000
Arizona State University, Refunding RB,
VRDN, Series A (JPMorgan Chase
Bank NA LOC), 0.15%, 7/06/12	1,200	1,200,000
Casa Grande IDA Arizona, RB, VRDN,
Price Companies, Inc. Project, Series
A, AMT (Bank of America NA LOC),
0.60%, 7/06/12	510	510,000
Chandler IDA, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN,
Series DBE-150, AMT (Deutsche Bank
AG SBPA), 0.26%, 7/06/12 (b)	2,000	2,000,000
City of Phoenix Arizona, BB&T Municipal
Trust, GO, FLOATS, VRDN, Series
2012 (Branch Bank & Trust Co.
SBPA), 0.16%, 7/06/12 (b)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal
Bank of Canada SBPA), 0.18%,
7/06/12	780	780,000
Maricopa County IDA Arizona, Refunding
RB, VRDN, AMT (Fannie Mae Credit
Support, Fannie Mae Liquidity
Facility):
Las Gardenias Apartments,
Series A, 0.20%, 7/06/12	540	540,000
Villas Solanas Apartments,
Series A, 0.20%, 7/06/12	1,800	1,800,000
Phoenix IDA Arizona, RB, VRDN, AMT:
CenterTree, Series A, (Federal Home
Loan Bank LOC), 0.24%, 7/06/12	1,800	1,800,000
Leggett & Platt, Inc. Project (Wells
Fargo Bank NA LOC), 0.38%,
7/06/12	5,170	5,170,000
Salt River Project Agricultural
Improvement & Power District, RB,
VRDN,:
Eagle Tax-Exempt Trust, Class A
(Citibank NA Liquidity Facility
SBPA), 0.18%, 7/06/12	1,500	1,500,000
Series A (Barclays Bank Plc SBPA),
5.00%, 1/01/38 (b)(c)	1,200	1,200,000
Tucson IDA, RB, VRDN, (JPMorgan
Chase Bank NA LOC), Fluoresco Old
Nogales Project, AMT, 0.43%,
7/06/12	1,295	1,295,000
		20,270,000

	Par
Municipal Bonds (a)	(000)	Value
Puerto Rico — 0.6%
Commonwealth of Puerto Rico,
Refunding, GO, VRDN, Public
Improvement, Series A-2 (AGM,
JPMorgan Chase Bank SBPA), 0.25%,
7/06/12	$130	$130,000
Total Investments
(Cost - $20,400,000*) – 99.2%		20,400,000

Other Assets Less Liabilities – 0.8%		158,187
Net Assets – 100.0%		$20,558,187

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF Arizona Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$20,400,000	—	$20,400,000
[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, a bank overdraft of $960,742 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 101.2%
ABAG Finance Authority for Nonprofit
Corps, RB, VRDN, Acacia Creek at
Union Project, Series A (Masonic
Homes of California Guaranty
Agreement, Bank of America NA
SBPA), 0.25%, 7/02/12 (b)	$34,125	$34,125,000
Bay Area Toll Authority, Refunding RB,
VRDN, San Francisco Bay Area Toll
Bridge, Series B-1 (Bank of America
NA LOC), 0.18%, 7/06/12 (b)	9,085	9,085,000
California Health Facilities Financing
Authority, RB, VRDN (b):
Hospital, Adventist Health System,
Series A (Wells Fargo Bank NA
LOC), 0.13%, 7/02/12	2,200	2,200,000
Hospital, Adventist Health System,
Series B (Wells Fargo Bank NA
LOC), 0.13%, 7/02/12	6,500	6,500,000
Scripps Health, Series B
(JPMorgan Chase Bank NA
LOC), 0.15%, 7/06/12	19,400	19,400,000
Scripps Health, Series E (Bank of
America NA LOC), 0.22%,
7/06/12	5,165	5,165,000
Stanford Hospital and Clinics,
Series A, 0.26%, 1/26/13	12,000	12,000,000
California HFA, RB, VRDN, Home
Mortgage Series B, AMT (Fannie Mae
LOC, Freddie Mac LOC), 0.17%,
7/06/12 (b)	6,845	6,845,000
California Municipal Finance Authority,
RB, VRDN, Westmont College,
Series A (Comerica Bank LOC), 0.16%,
7/06/12 (b)	4,400	4,400,000
California Pollution Control Financing
Authority, RB, VRDN, Air Products and
Chemicals Obligor, Series B (b):
0.15%, 7/02/12	1,800	1,800,000
0.15%, 7/02/12	7,200	7,200,000
California Pollution Control Financing
Authority, RB, VRDN, AMT (b):
Burrtec Waste Group, Series A (US
Bank NA LOC), 0.22%, 7/06/12	8,020	8,020,000
EDCO Disposal Corp. Project,
Series A (Wells Fargo Bank NA
LOC), 0.22%, 7/06/12	6,480	6,480,000
South Tahoe Refuse Project,
Series A (Union Bank of California
LOC), 0.25%, 7/06/12	4,245	4,245,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California School Cash Reserve Program
Authority, RB:
Series A, 2.00%, 3/01/13 (c)	$2,735	$2,762,870
Series F, 2.00%, 3/01/13 (c)	10,000	10,100,500
Series S, 2.00%, 12/31/12	7,800	7,867,093
Series T, 2.00%, 12/31/12	4,400	4,438,212
Series U, 2.00%, 12/31/12	11,700	11,788,598
Series Z, 2.00%, 10/01/12	11,115	11,165,008
California State Department of Water
Resources, Refunding RB, VRDN,
Central Valley Project, Series AE
(JPMorgan Chase Bank Liquidity
Facility), 0.18%, 7/06/12 (a)(b)	3,250	3,250,000
California State Enterprise Development
Authority, RB, VRDN, Evapco Project,
AMT (Manufacturers & Traders LOC),
0.26%, 7/06/12 (b)	5,300	5,300,000
California State Health Facilities
Financing Authority, RB, Kaiser
Permanente, Series A (Royal Bank of
Canada LOC) (Royal Bank of Canada
SBPA), 0.22%, 10/01/31 (a)	27,400	27,400,000
California State Public Works Board,
Refunding RB, VRDN, Regents
University California, Series A
(JPMorgan Chase Bank Liquidity
Facility), 0.18%, 7/06/12 (a)(b)	17,875	17,875,000
California Statewide Communities
Development Authority, HRB, VRDN, AMT
(Fannie Mae Liquidity Facility) (b):
2nd Street Senior Apartments,
Series TT, 0.18%, 7/06/12	2,255	2,255,000
Greentree Senior Apartments
Project, Series P, 0.18%,
7/06/12	7,350	7,350,000
Oakmont of Alameda, Series
WW, 0.18%, 7/06/12	12,680	12,680,000
California Statewide Communities
Development Authority, RB, VRDN
Adventist Health System, Series A
(Wells Fargo Bank NA SBPA), 0.14%,
7/06/12 (b)	5,000	5,000,000
California Statewide Communities
Development Authority, Refunding RB,
VRDN (b):
John Muir Health, Series A
(Wells Fargo Bank LOC),
0.13%, 7/02/12	4,000	4,000,000
Los Angeles County Museum
of Art Project (Union Bank
NA LOC), 0.14%, 7/06/12	50,325	50,325,000
Retirement Housing Foundation (US
Bank NA LOC), 0.14%, 9/01/30	25,860	25,860,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide Communities
Development Authority, Refunding RB,
VRDN, Museum Art (Union Bank NA
LOC), 0.14%, 7/06/12 (b)	$5,300	$5,300,000
City of Anaheim, Deutsche Bank
SPEARS/LIFERS Trust, Tax Allocation
Bonds, Refunding, VRDN, Series DB-
470 (Deutsche Bank AG Liquidity
Facility, Deutsche Bank AG Guaranty
Agreement) (Goldman Sachs & Co.),
0.23%, 7/06/12 (b)(d)	12,200	12,200,000
City of Carlsbad California, RB, VRDN,
The Greens Apartments, Series A,
AMT (Citibank NA LOC), 0.25%,
7/06/12 (b)	13,715	13,715,000
City of Fremont, COP, Refunding, VRDN,
2008 Financing Project (US Bank NA
LOC), 0.15%, 7/06/12 (b)	13,105	13,105,000
City of Loma Linda California, Refunding
HRB, VRDN, Loma Linda Springs, AMT
(Fannie Mae Credit Support) (Fannie
Mae Liquidity Facility), 0.21%,
7/06/12 (b)	19,430	19,430,000
City of Richmond California, GO, TRAN,
2.00%, 10/31/12	4,350	4,371,309
City of Riverside CA Water Revenue,
Refunding RB, Mandatory Put Bonds,
Series A, 0.23%, 5/01/13 (b)	10,000	10,000,000
City of Roseville California, Refunding
RB, Electric System, COP, VRDN,
Series A (Morgan Stanley Bank LOC),
0.27%, 7/06/12 (b)	19,650	19,650,000
City of Sacramento California Unified
School District, GO, Refunding, VRDN
(Wells Fargo Bank NA Guarantor
SBPA), 0.19%, 7/06/12 (a)(b)(d)	6,935	6,935,000
City of San Jose California, RB, VRDN,
Carlton, Series A, AMT (Fannie Mae
LOC), 0.21%, 7/06/12 (b)	12,000	12,000,000
City of San Jose California, Refunding
RB, VRDN, Almaden Lake Village
Apartment, Series A, AMT (Fannie Mae
LOC), 0.29%, 7/06/12 (b)	2,000	2,000,000
City of San Jose California, Deutsche
Bank SPEARS/LIFERS Trust,
Refunding RB, VRDN, AMT (Deutsche
Bank AG SBPA) (b)(d):
Series DB-480, 0.23%,
7/06/12	9,880	9,880,000
Series DB-484, 0.23%,
7/06/12	20,830	20,830,000
Series DBE-544, 0.23%,
7/06/12	8,785	8,785,000

	Par
Municipal Bonds	(000)	Value
California (continued)
City of Santa Rosa California, RB, VRDN,
Crossings at Santa Rosa, Series A,
AMT (Citibank NA LOC), 0.20%,
7/06/12 (b)	$2,040	$2,040,000
Coast Community College District,
VRDN, Floater, Series 33TP (AGM)
(Wells Fargo Bank NA SBPA), 0.16%,
7/06/12 (b)	5,595	5,595,000
Corona-Norca Unified School District,
TRAN, 2.00%, 12/31/12	4,250	4,287,458
County of Contra Costa California, RB,
VRDN, Pleasant Hill Bart Transit,
Series A, AMT (Bank of America NA
LOC), 0.30%, 7/06/12 (b)	17,200	17,200,000
County of Sacramento California,
Deutsche Bank SPEARS/LIFERS Trust,
RB, VRDN, Series DB-646, AMT
(Deutsche Bank AG SBPA), 0.25%,
7/06/12 (b)(d)	23,600	23,600,000
East Bay Municipal Utility District,
Refunding RB:
Mandatory Put Bonds, Series
A-1, 0.18%, 12/03/12	8,855	8,855,000
VRDN, Series B-3 (JPMorgan
Chase Bank NA SBPA),
0.12%, 7/06/12 (b)	18,600	18,600,000
East Bay Water Utility District, TECP:
0.25%, 7/18/12	4,500	4,500,000
0.25%, 10/02/12	18,500	18,500,000
0.25%, 10/09/12	16,200	16,200,000
Hollister Elementary School District, RB,
TRAN, 2.00%, 9/28/12	3,900	3,912,996
Irvine Unified School District, Special
Tax Bonds, VRDN, Community
Facilities District 9, Series B (Bank of
America NA LOC), 0.20%, 7/02/12 (b)	21,540	21,540,000
Los Angeles California Department of
Airports, Refunding RB, VRDN, AMT,
Senior, Los Angeles International
Airport (JPMorgan Chase Bank NA
SBPA), 0.24%, 7/06/12 (a)(b)	9,000	9,000,000
Los Angeles California Unified School
District, GO, VRDN, Series A2 (Wells
Fargo Bank NA SBPA), 0.17%,
7/06/12 (b)	7,200	7,200,000
Los Angeles County Schools, RB:
Pooled Financing Program,
TRAN, Series B-1, 2.00%,
11/30/12	9,300	9,368,212
Pooled Transportation, Series A-2
(GO), 2.00%, 1/31/13 (c)	2,750	2,777,390
Pooled Transportation, Series A-4
(GO), 2.00%, 2/28/13 (c)	1,500	1,515,195

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Los Angeles County Schools, RB
(concluded):
Pooled Transportation, Series A-9
(GO), 2.00%, 2/28/13 (c)	$2,400	$2,425,560
Los Angeles Department of Water &
Power, Refunding RB, VRDN (b):
Power System, Sub-Series A4
(JPMorgan Chase Bank NA SBPA),
0.15%, 7/06/12	4,800	4,800,000
Series B-2 (Royal Bank of Canada
SBPA), 0.11%, 7/06/12	1,100	1,100,000
Series B8 (Wells Fargo Bank NA
SBPA), 0.15%, 7/06/12	7,400	7,400,000
Metropolitan Water District of Southern
California, Refunding RB, VRDN,
Series A-2 (JPMorgan Chase Bank NA
SBPA), 0.12%, 7/06/12 (b)	17,315	17,315,000
Orange County Sanitation District, COP,
FLOATS, VRDN, Series 2928 (Morgan
Stanley Bank SBPA), 0.27%, 7/06/12
(b)(d)	5,885	5,885,000
Panama-Buena Vista Union School
District, RB, Trans, 2.00%, 10/01/12	5,000	5,021,052
Redwood City School District, GO, TRAN,
1.50%, 8/31/12	6,250	6,259,099
Riverside County IDA California, RB,
VRDN, Universal Forest Products
Project, AMT (JPMorgan Chase Bank
LOC), 0.28%, 7/06/12 (b)	3,300	3,300,000
Sacramento Unified School District, GO,
TRAN, 2.00%, 10/01/12	10,000	10,038,913
San Bernardino County Housing
Authority, M/F, Refunding RB, VRDN,
Raintree Apartments, Series A
(Federal Home Loan Bank LOC),
0.20%, 7/06/12 (b)	4,300	4,300,000
San Diego Housing Authority California,
RB, VRDN, Studio 15, Series B, AMT
(Citibank NA LOC), 0.20%, 7/06/12 (b)	3,015	3,015,000
San Francisco City & County
Redevelopment Agency, Refunding
HRB, VRDN, Fillmore Center, Series B-
2, AMT (Freddie Mac Credit Support
LOC), 0.19%, 7/06/12 (b)	6,750	6,750,000
San Francisco County Transportation
Authority, TECP (Landesbank Baden-
Wurttemberg, NY Branch SBPA):
0.25%, 7/10/12	4,500	4,500,000
0.25%, 7/10/12	16,500	16,500,000
0.27%, 7/10/12	26,000	26,000,000
San Juan Unified School District, GO,
TRAN, 2.00%, 10/01/12	12,000	12,051,664

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Ramon Valley Unified School
District, GO, Refunding, 1.00%,
8/01/12 (c)	$3,000	$3,000,900
Santa County Clara, Refunding RB,
VRDN, Housing Grove Gardens, Series
A (Fannie Mae SBPA), 0.15%,
7/06/12 (b)	2,200	2,200,000
Sequoia Union High School District, GO,
FLOATS, VRDN, Series 2160 (Wells
Fargo Bank NA SBPA) (AGM), 0.23%,
7/06/12 (b)(d)	5,360	5,360,000
Southern California Public Power
Authority, Refunding RB, VRDN, Palo
Verde Project, Series A (Citibank NA
LOC), 0.16%, 7/06/12 (b)	25,000	25,000,000
State of California, GO, Refunding,
VRDN (b):
Series 2661 (Wells Fargo Bank NA
SBPA), 0.25%, 7/06/12	31,845	31,845,000
Series B-1 (Bank of America NA
LOC), 0.21%, 7/06/12	5,100	5,100,000
State of California, GO, VRDN (b):
Series 2178 (Wells Fargo Bank NA
SBPA), 0.25%, 7/06/12	21,509	21,508,500
Series C-1 (Bank of America NA
LOC), 0.21%, 7/06/12	8,500	8,500,000
Tulare County, GO, TRAN, 1.25%,
9/07/12	27,100	27,144,367
Upland Unified School District, GO,
1.00%, 9/18/12	3,500	3,504,211
		939,599,107
Multi-State — 0.8%
Wells Fargo Stage Trust, Various States,
RB, FLOATS, VRDN, Series 53C
(Wells Fargo Bank NA SBPA), 0.19%,
7/06/12 (a)(b)	7,145	7,145,000
Total Investments
(Cost - $946,744,107*) – 102.0%		946,744,107
Liabilities in Excess of Other Assets – (2.0)%		(18,710,059)
Net Assets – 100.0%		$928,034,048

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	3

Schedule of Investments (concluded)	BIF California Municipal Money Fund

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
George K Baum Company	$ 3,000,900	—
Piper Jaffray	$12,863,370	—
RBC Capital Markets	$ 6,718,145	—
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the unrelying municipal bond securities.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal
Bonds[1]	—	$946,744,107	—	$946,744,107
Total	—	$946,744,107	—	$946,744,107
[1]See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $885,175 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	4

Schedule of Investments June 30, 2012 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 87.1%
Connecticut Housing Finance Authority,
RB, Mandatory Put Bonds (a):
Series G, 0.33%, 11/15/12	$3,990	$3,990,000
Sub-Series A-1, 0.30%,
7/25/12	5,000	5,000,000
Connecticut Housing Finance Authority,
RB, VRDN (a):
AMT, MSG Mortgage Financial,
Series D (Federal Home Loan
Bank SBPA), 0.19%, 7/06/12	6,727	6,727,000
CIL Realty, Inc. (HSBC Bank USA NA
LOC), 0.15%, 7/06/12	1,455	1,455,000
Housing Mortgage Finance
Program, Sub-Series A-2
(JPMorgan Chase Bank NA SBPA),
0.19%, 7/02/12	10,000	10,000,000
Housing Mortgage Finance
Program, Sub-Series E-3 (Bank of
Tokyo-Mitsubishi UFJ Ltd. SBPA),
0.16%, 7/06/12	8,500	8,500,000
Sub-Series A-1 (JPMorgan Chase
Bank NA SBPA), 0.19%, 7/02/12	3,600	3,600,000
Sub-Series F-1 (JPMorgan Chase
Bank NA SBPA), 0.19%, 7/02/12	4,005	4,005,000
Connecticut State Development
Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York Mellon
LOC), 1.00%, 7/06/12	1,135	1,135,000
Solid Waste Project, Rand/Whitney
(Bank of Montreal LOC), 0.18%,
7/06/12	8,000	8,000,000
Connecticut State Development
Authority, Refunding RB, VRDN, Pierce
Memorial Baptist Home, Inc. Project,
1999 Refunding Series (LaSalle
National Bank LOC), 0.28%,
7/06/12 (a)	4,200	4,200,000
Connecticut State Health & Educational
Facility Authority, RB, VRDN (a):
Austin Trust, Certificates, Yale
University, Series 2008-1080
(Bank of America NA SBPA),
0.26%, 7/06/12	2,636	2,636,000
Avon Old Farms School, Series A
(Bank of America NA LOC), 0.31%,
7/06/12	2,995	2,995,000
Greenwich Adult Day Care, Series A
(JPMorgan Chase & Co. LOC),
0.27%, 7/06/12	3,175	3,175,000
Hotchkiss School, Series A (US Bank
National Association SBPA),
0.16%, 7/06/12	8,300	8,300,000
Masonicare, Series D (Wachovia
Bank NA LOC), 0.19%, 7/02/12	8,370	8,370,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Connecticut State Health & Educational
Facility Authority, RB, VRDN (a)
(concluded):
Yale University, Series T-2,
0.13%, 7/06/12	$18,900	$18,900,000
Yale University, Series V-1,
0.14%, 7/02/12	6,520	6,520,000
Yale University, Series V-2,
0.10%, 7/02/12	5,700	5,700,000
Connecticut State Health & Educational
Facility Authority, Refunding RB,
FLOATS, VRDN, Connecticut State
University, Series 1884 (AGM), 0.17%,
7/06/12 (a)(b)	7,760	7,760,000
State of Connecticut, GO, Refunding,
FLOATS, VRDN, Certificates, Series
514 (Morgan Stanley Bank SBPA),
0.27%, 7/06/12 (a)(b)	10,000	10,000,000
Town of East Haddam, GO, BAN, 1.25%,
2/07/13	1,530	1,538,966
Town of Easton Connecticut, GO, BAN,
1.00%, 7/06/12	6,124	6,124,794
Town of Killingly, GO, BAN, 1.25%,
5/01/13	5,000	5,041,360
Town of Lebanon Connecticut, GO, BAN,
BAN, 1.00%, 10/03/12	5,100	5,107,579
		148,780,699
Puerto Rico — 3.3%
Commonwealth of Puerto Rico, GO, Refunding,
VRDN, Public Improvement (a):
Series A-2 (JPMorgan Chase Bank
NA SBPA) (AGM), 0.25%,
7/06/12	570	570,000
Sub-Series 2003 C-5-2 (Barclays
Bank Plc LOC), 0.17%, 7/06/12	5,000	5,000,000
		5,570,000
Total Investments
(Cost - $154,350,699*) – 90.4%		154,350,699
Other Assets Less Liabilities – 9.6%		16,405,535
Net Assets – 100.0%		$170,756,234

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal
Bonds[1]	—	$154,350,699	—	$154,350,699

1See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $8,080,306 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF Florida Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value
Florida — 96.8%
Brevard County Housing Finance
Authority, RB, VRDN, AMT:
Timber Trace Apartments Project,
(Citibank NA LOC), 0.36%,
7/06/12	$2,135	$2,135,000
Wickham Club Apartments, Series
A, (Fannie Mae Liquidity Facility),
0.21%, 7/06/12	4,235	4,235,000
Broward County Housing Finance
Authority, RB, VRDN, Sailboat Bend
Artist Lofts, AMT (Citibank NA LOC),
0.29%, 7/06/12	750	750,000
City of Wauchula, Refunding RB, VRDN,
Hardee County Center Project
(JPMorgan Chase Bank NA LOC),
0.19%, 7/06/12	1,925	1,925,000
Collier County Educational Facilities
Authority, RB, VRDN, Limited
Obligation, Ave Maria University
(Comerica Bank LOC), 0.19%,
7/02/12	1,955	1,955,000
Collier County IDA, RB, VRDN, March
Project, AMT (Wells Fargo Bank NA
LOC), 0.38%, 7/06/12	1,910	1,910,000
Collier County IDA, Refunding RB, VRDN,
Allete Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.23%, 7/06/12	400	400,000
County of Lake Florida, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN,
Series DBE-492, Deutsche Bank AG
Guaranty Agreement (Deutsche Bank
AG SBPA), 0.23%, 7/06/12 (b)	1,982	1,982,000
County of Palm Beach Florida, RB,
VRDN:
FlightSafety Project, AMT, 0.18%,
7/06/12	8,395	8,395,000
Morse Obligation Group (TD Bank
NA LOC), 0.14%, 7/06/12	1,500	1,500,000
Florida Housing Finance Corp., RB,
VRDN, Cutler Riverside Apartments,
AMT (Freddie Mac Guaranty Liquidity
Facility), 0.19%, 7/06/12	1,000	1,000,000
Hillsborough County Housing Finance
Authority, HRB, VRDN, Claymore
Crossings Apartments, AMT (Citibank
NA LOC), 0.33%, 7/06/12	1,900	1,900,000
Jacksonville Economic Development
Commission, Health Care Facility,
Refunding RB, VRDN, Methodist
Refunding Project (TD Bank LOC),
0.15%, 7/02/12	840	840,000

	Par
Municipal Bonds (a)	(000)	Value
Florida (concluded)
Jacksonville Electric Authority Florida,
Water & Sewer System, Refunding RB,
VRDN:
FLOATS, Series 10C (Wells Fargo
Bank NA SBPA), 0.19%,
7/06/12(b)(c)	$1,600	$1,600,000
Sub-Series B-1 (State Street Corp.
SBPA), 0.16%, 7/06/12	2,000	2,000,000
Jacksonville Health Facilities Authority,
RB, VRDN:
Baptist Medical Center, Series B
(JPMorgan Chase Bank NA LOC),
0.17%, 7/02/12	2,000	2,000,000
Series C (Wells Fargo Bank NA LOC),
0.17%, 7/02/12	400	400,000
Jacksonville Housing Finance Authority,
HRB, VRDN, AMT:
Christine Cove Apartments, (Federal
Home Loan Bank LOC), 0.21%,
7/06/12	1,450	1,450,000
Hartwood Apartments, (Freddie Mac
Guaranty Liquidity Facility),
0.21%, 7/06/12	2,800	2,800,000
Lee Memorial Health System Florida,
Deutsche Bank SPEARS/LIFERS Trust,
RB, VRDN, Series DBE-1016,
Deutsche Bank AG Guaranty
Agreement (Deutsche Bank AG SBPA),
0.23%, 7/06/12 (b)(c)	2,000	2,000,000
Miami-Dade County IDA, RB, VRDN,
RAM Investments of South Florida,
Inc. Project, AMT (Wachovia Bank NA
LOC), 0.33%, 7/06/12	2,260	2,260,000
Miami-Dade County IDA, Refunding RB,
VRDN, Florida Power & Light Company
Project, 0.24%, 7/02/12	1,000	1,000,000
Miami-Dade County School Board, COP,
FLOATS, VRDN, Series 2982 (AGC)
(Morgan Stanley Bank SBPA), 0.27%,
7/06/12 (b)(c)	1,200	1,200,000
Pinellas County Health Facilities
Authority, RB, VRDN, Health System,
BayCare Health, Series A-2 (Northern
Trust Co. LOC), 0.17%, 7/06/12	4,000	4,000,000
Sarasota County Public Hospital District,
Refunding RB, VRDN, Sarasota
Memorial Hospital:
Series A, (Northern Trust Co. LOC),
0.16%, 7/02/12	590	590,000
Series B, (JPMorgan Chase Bank
LOC), 0.17%, 7/02/12	1,100	1,100,000
		51,327,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF Florida Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series A-2 (AGM,
JPMorgan Chase Bank SBPA), 0.25%,
7/06/12	$100	$100,000
Total Investments
(Cost - $51,427,000*) – 97.0%		51,427,000
Other Assets Less Liabilities – 3.0%		1,608,481
Net Assets – 100.0%		$53,035,481

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal
Bonds[1]	—	$51,427,000	—	$51,427,000

1See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $56,695 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 95.6%
City of Haverhill Massachusetts, GO,
BAN, 1.00%, 12/03/12	$7,000	$7,009,101
Commonwealth of Massachusetts, GO,
VRDN (a):
Central Artery, Series A (Bank of
America NA SBPA), 0.30%,
7/02/12	6,400	6,400,000
Central Artery, Series B (US Bank
NA SBPA), 0.16%, 7/02/12	10,465	10,465,000
Consolidated Loan, Series A (Wells
Fargo Bank NA SBPA), 0.17%,
7/02/12	2,215	2,215,000
Massachusetts Bay Transportation
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-47 (State Street Bank & Trust
Co. SBPA), 0.21%, 7/06/12 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN (a):
7 Month Window, Senior
Series A 0.27%, 1/25/13	5,000	5,000,000
Series A (Wells Fargo Bank NA
SBPA), 0.19%, 7/06/12 (b)(c)	1,000	1,000,000
Massachusetts Development Finance
Agency, HRB, VRDN (Fannie Mae
Guarantor) (a):
Avalon Acton Apartments,
AMT, 0.21%, 7/06/12	7,000	7,000,000
Cordis Mills LLC, AMT, 0.20%,
7/06/12	9,850	9,850,000
Massachusetts Development Finance
Agency, RB, VRDN (a):
Concord Foods Issue, AMT (Bank of
America NA LOC), 0.70%,
7/06/12	1,475	1,475,000
ISO New England, Inc. (TD Bank NA
LOC), 0.15%, 7/06/12	2,915	2,915,000
Partners Healthcare System, Series
K-1 (Wells Fargo Bank NA SBPA),
0.12%, 7/06/12	3,000	3,000,000
Massachusetts Development Finance
Agency, Refunding RB, VRDN (a):
Briarwood Retirement
(Manufacturers & Traders LOC),
0.14%, 7/06/12	2,180	2,180,000
Fessenden School (JPMorgan Chase
Bank NA LOC), 0.19%, 7/06/12	2,890	2,890,000
Groton School (US Bank NA SBPA)
0.17%, 7/06/12	3,415	3,415,000
New England Deaconess, Series B
(Manufacturers & Traders LOC),
0.20%, 7/06/12	9,840	9,840,000
You, Inc. (TD Bank NA LOC), 0.18%,
7/06/12	6,900	6,900,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational
Facilities Authority, RB, VRDN
(JPMorgan Chase Bank NA SBPA) (a):
Partners Healthcare System,
Series D-3, 0.16%, 7/06/12	$600	$600,000
Partners Healthcare System,
Series P-2, 0.15%, 7/06/12	5,400	5,400,000
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
VRDN, Great Brook Valley Health,
Series A (TD Bank NA LOC), 0.18%,
7/06/12 (a)	3,705	3,705,000
Massachusetts Industrial Finance
Agency, RB, VRDN, AMT (a):
Development, Garlock Printing Corp.
(Bank of America NA LOC), 1.60%,
7/06/12	405	405,000
Gem Group, Inc. Issue (Bank of
American NA LOC), 1.60%,
7/06/12	1,050	1,050,000
Multi-Mode Development, 225
Bodwell Project (JPMorgan Chase
Bank LOC), 1.05%, 7/06/12	4,000	4,000,000
Massachusetts School Building
Authority, RB, VRDN, PUTTERS, Series
1197 (Deutsche Bank AG SBPA),
0.22%, 7/06/12 (a)(b)(c)	7,090	7,090,000
Massachusetts Water Resources
Authority, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0054,
Class A (AGM, Citibank NA SBPA),
0.18%, 7/06/12 (a)(c)	7,495	7,495,000
Metropolitan Boston Transit Parking
Corp., Wells Fargo Stage Trust, RB,
FLOATS, VRDN Certificates, Series 77-
C (Wells Fargo Bank NA Credit
Agreement, Wachovia Bank NA SBPA),
0.19%, 7/06/12 (a)(b)(c)	11,900	11,900,000
Town of Easton, GO, BAN, 1.50%,
8/24/12	4,465	4,472,275
University of Massachusetts Building
Authority, Refunding RB, VRDN, 7
Month Window, Senior Series 2,
0.27%, 1/25/13 (a)	2,980	2,980,000
		135,651,376
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series A-2 (AGM,
JPMorgan Chase Bank SBPA), 0.25%,
7/06/12 (a)	675	675,000
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Value
Total Investments
(Cost - $136,326,376*) – 96.1%	$ 136,326,376
Other Assets Less Liabilities – 3.9%	5,578,793
Net Assets – 100.0%	$ 141,905,169

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 136,326,376	—	$136,326,376

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $633,053 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value
Michigan — 93.5%
Berrien County EDC Michigan, EDRB,
VRDN, Arlington Corp. Project, AMT
(JPMorgan Chase Bank NA LOC),
0.43%, 7/06/12	$1,280	$1,280,000
Chelsea EDC Michigan, Refunding RB,
VRDN, Silver Maples Obligor
(Comerica Bank LOC), 0.19%,
7/06/12	2,175	2,175,000
Detroit Water Supply System, Refunding
RB, VRDN, Series D (BHAC, Deutsche
Bank AG SBPA), 0.43%, 7/06/12
(b)(c)	1,500	1,500,000
Grand Valley State University, Refunding
RB, VRDN, Series B (US Bank NA
LOC), 0.16%, 7/06/12	2,000	2,000,000
Green Lake Township EDC Michigan,
Refunding RB, VRDN, Interlochen
Center Project (BMO Harris Bank NA
LOC), 0.17%, 7/02/12	1,700	1,700,000
Holt Public Schools, GO, Refunding,
VRDN (Q-SBLF, Landesbank Hessen-
Thuringen SBPA), 0.26%, 7/06/12	3,955	3,955,000
Lakeview School District Michigan, GO,
VRDN, School Building & Site, Series
B (Q-SBLF, Landesbank Hessen-
Thuringen SBPA), 0.26%, 7/06/12	2,500	2,500,000
Lansing Michigan Board of Water &
Light, Wells Fargo Stage Trust, RB,
FLOATS, VRDN, Series 71-C, Wells
Fargo Bank Guaranty Agreement
(Wells Fargo Bank NA SBPA), 0.19%,
7/06/12 (b)(c)	2,490	2,490,000
Macomb County EDC, RB, VRDN, Aim
Plastics, Inc. Project, AMT (Comerica
Bank LOC), 0.28%, 7/06/12	755	755,000
Michigan Finance Authority, RB, VRDN,
Higher Education Facilities, University
of Detroit Mercy Project (JPMorgan
Chase Bank NA LOC), 0.19%,
7/06/12	1,400	1,400,000
Michigan Higher Education Facilities
Authority, Refunding RB, VRDN,
Limited Obligation, Law School
Project, Series A (Wells Fargo Bank NA
LOC), 0.15%, 7/06/12	2,555	2,555,000
Michigan Higher Education Student
Loan Authority, RBC Municipal
Products, Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT
(Royal Bank of Canada LOC SBPA),
0.21%, 7/06/12 (c)	5,000	5,000,000
Michigan State HDA, HRB, VRDN,
Berrien Woods III, Series A, AMT
(Citibank NA LOC), 0.24%, 7/06/12	4,795	4,795,000

	Par
Municipal Bonds (a)	(000)	Value
Michigan (concluded)
Michigan State HDA, Refunding RB,
VRDN, Series F, AMT (Bank of Nova
Scotia SBPA), 0.19%, 7/06/12	$5,500	$5,500,000
Michigan Strategic Fund, RB, VRDN:
Alphi Manufacturing, Inc. Project,
AMT (Bank of America NA LOC),
1.61%, 7/06/12	500	500,000
C&M Manufacturing Corp., Inc.
Project, AMT (JPMorgan Chase
Bank NA LOC), 0.43%, 7/06/12	820	820,000
Golden Keys Development LLC
Project, AMT (JPMorgan Chase
Bank NA LOC), 0.24%, 7/06/12	950	950,000
Lanse Warden Election Co. LLC
Project, (Standard Chartered
Bank LOC), 0.65%, 7/06/12	3,215	3,215,000
Mans LLC Project (Comerica Bank
LOC), 0.28%, 7/06/12	700	700,000
Merrill Tool Holding Co. Project,
Series A, AMT (Bank of America
NA LOC), 0.59%, 7/06/12	600	600,000
Riverwalk Properties LLC Project,
AMT (Comerica Bank LOC),
0.28%, 7/06/12	1,500	1,500,000
Vector Investments Project, AMT
(Bank of America NA LOC), 0.47%,
7/06/12	800	800,000
Oakland County EDC Michigan,
Refunding RB, VRDN, Pratt & Miller
Engineering, AMT (JPMorgan Chase
Bank NA LOC), 0.60%, 7/06/12	2,200	2,200,000
University of Michigan, Refunding RB,
VRDN, Series B (The Northern Trust
Company SBPA), 0.14%, 7/02/12	1,000	1,000,000
		49,890,000
Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series A-2 (AGM,
JPMorgan Chase Bank NA SBPA),
0.25%, 7/06/12	295	295,000
Total Investments
(Cost - $50,185,000*) – 94.1%		50,185,000
Other Assets Less Liabilities – 5.9%		3,146,409
Net Assets – 100.0%		$53,331,409

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal
Bonds[1]	—	$50,185,000	—	$50,185,000

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $1,915,744 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 87.9%
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/24/12	$1,200	$1,201,112
Borough of Cresskill, GO, BAN, 1.00%,
3/08/13	3,922	3,931,265
Borough of Elmwood Park New Jersey,
GO, BAN, 1.00%, 8/10/12	5,400	5,402,212
Borough of Fort Lee New Jersey, GO
BAN, 1.00%, 8/15/12	4,900	4,902,294
Borough of Hopatcong New Jersey, GO,
BAN, 1.25%, 8/03/12	1,500	1,500,869
Borough of Kenilworth New Jersey, GO,
BAN, 1.00%, 12/14/12	500	500,819
Borough of Ringwood New Jersey, GO,
BAN, 1.00%, 11/02/12	3,835	3,840,068
Borough of Saddle River, GO, BAN,
1.00%, 3/29/13	3,056	3,067,541
Borough of Watchung, GO, BAN, 1.25%,
3/01/13	4,400	4,421,296
Borough of Westwood, GO, BAN, 1.25%,
5/03/13	5,100	5,130,383
Camden County Improvement Authority,
RB, VRDN, Special (TD Bank NA LOC),
0.19%, 7/06/12 (a)	1,840	1,840,000
City of North Wildwood New Jersey, GO,
BAN, 1.25%, 12/07/12	7,240	7,251,336
County of Burlington Bridge
Commission, Refunding RB, Solid
Waste Project, 2.00%, 10/11/12	800	803,427
Essex County Improvement Authority, HRB,
ACES, VRDN, Pooled Governmental Loan
Program (Wells Fargo Bank NA LOC),
0.14%, 7/06/12 (a)	490	490,000
Lower Township Municipal Utilities
Authority, Refunding RB, Project Note,
Series B, 2.00%, 9/21/12	6,000	6,019,856
New Jersey EDA, RB, VRDN: (a)
Cooper Health System Project,
Series A (TD Bank NA LOC),
0.14%, 7/06/12	7,800	7,800,000
Urban League Project, (Wells
Fargo Bank NA LOC), 0.23%,
7/06/12	2,110	2,110,000
New Jersey EDA, RB, VRDN, AMT (Wells
Fargo Bank NA LOC) (a):
MZR Real Estate LP Project,
0.33%, 7/06/12	6,130	6,130,000
PB Tower & Metro Project,
Series A, 0.33%, 7/06/12	3,125	3,125,000
PB Tower & Metro Project,
Series B, 0.33%, 7/06/12	1,825	1,825,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, VRDN
(Wells Fargo Bank NA LOC) (a):
Blair Academy Project, 0.13%,
7/06/12	$7,090	$7,090,000
Jewish Community Metro
West, 0.28%, 7/06/12	5,400	5,400,000
New Jersey Educational Facilities
Authority, Refunding RB, VRDN,
Centenary College, Series A (TD Bank
NA LOC), 0.15%, 7/06/12 (a)	6,765	6,765,000
New Jersey Health Care Facilities
Financing Authority, RB, VRDN (a):
Meridian-IV (AGC, Wells Fargo
Bank NA SBPA), 0.15%,
7/06/12	4,375	4,375,000
Recovery Management System
Inc. (TD Bank NA LOC),
0.15%, 7/06/12	8,720	8,720,000
RWJ Health Care Corp, (TD Bank NA
LOC), 0.14%, 7/06/12	6,040	6,040,000
Series A-4 (TD Bank NA LOC),
0.15%, 7/06/12	11,035	11,035,000
New Jersey State Educational Facilities
Authority, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB, VRDN,
Series 3922 (JPMorgan Chase Bank
SBPA), 0.18%, 7/06/12 (a)(b)(c)	2,165	2,165,000
New Jersey State Health Care Facilities
Financing Authority, RB, VRDN, Robert
Wood Johnson University (Wells Fargo
Bank NA LOC), 0.13%, 7/06/12 (a)	9,610	9,610,000
New Jersey State Higher Education
Assistance Authority, RBC Municipal
Products Inc. Trust, RB, FLOATS,
VRDN, AMT (Royal Bank of Canada
LOC SBPA) (a)(c):
Series L-35, 0.21%, 7/06/12	25,245	25,245,000
Series L-36, 0.21%, 7/06/12	19,300	19,300,000
New Jersey State Housing & Mortgage
Finance Agency, RB, VRDN, S/F
Housing, AMT (Barclays Bank PLC
SBPA) (a):
Series O-rem, 0.18%, 7/06/12	11,725	11,725,000
Series P, 0.18%, 7/06/12	7,430	7,430,000
Series Q, 0.20%, 7/06/12	10,735	10,735,000
New Jersey Transportation Trust Fund
Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN,
Series DB-447 (Deutsche Bank AG
SBPA), 0.22%, 7/06/12 (a)(c)	50,335	50,335,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-31 (State Street Bank & Trust Co.
SBPA), 0.18%, 7/06/12 (a)	$29,400	$29,400,000
Port Authority of New York & New Jersey,
JP Morgan Chase PUTTERS/DRIVERS
Trust, Refunding RB, VRDN, AMT
(JPMorgan Chase Bank NA SBPA)
(a)(b)(c):
Series 3176, 0.24%, 7/05/12	27,860	27,860,000
Series 3193, 0.24%, 7/06/12	12,995	12,995,000
Port Authority of New York & New Jersey,
Refunding RB, VRDN, Series 766
(AGM, Morgan Stanley Bank SBPA),
0.27%, 7/06/12 (a)(c)	1,500	1,500,000
Township of Clark New Jersey, GO, BAN,
1.25%, 3/22/13	4,000	4,023,502
Township of Clinton, GO, BAN, 1.00%,
2/01/13	4,400	4,412,052
Township of Colts Neck, GO, BAN,
1.25%, 2/27/13	4,106	4,126,517
Township of Edison, GO, 1.00%,
8/31/12	3,000	3,002,887
Township of Livingston New Jersey, GO,
BAN, 1.25%, 7/06/12	1,100	1,100,128
Township of Marlboro, GO, BAN, 1.25%,
6/13/13	3,300	3,323,539
Township of Neptune New Jersey, GO,
BAN, 1.25%, 9/14/12	4,200	4,203,589
		353,209,692
Pennsylvania — 5.0%
Delaware River Port Authority,
Refunding RB, VRDN, Series B (Bank
of America NA LOC), 0.21%,
7/06/12 (a)	20,000	20,000,000
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Sub-Series 2003 C-5-2
(AGM, Barclays Bank Plc LOC), 0.17%,
7/06/12 (a)	1,850	1,850,000
Total Investments
(Cost - $375,059,692*) – 93.4%		375,059,692
Other Assets Less Liabilities – 6.6%		26,527,000
Net Assets – 100.0%		$401,586,692

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 375,059,692	—	$ 375,059,692

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of
$23,662,983 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	3

Schedule of Investments June 30, 2012 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 99.8%
Beekmantown Central School District,
GO, BAN, 1.25%, 7/06/12	$5,331	$5,331,910
Beekmantown Central School District, GO,
BAN, Refunding, 1.00%, 7/05/13 (a)	5,100	5,122,746
Bronxville Union Free School District,
GO, BAN, 1.25%, 9/21/12	4,275	4,283,008
Brookhaven Industrial Development
Agency, RB, VRDN (US Bank NA LOC),
0.18%, 7/06/12 (b)	3,145	3,145,000
Buffalo Municipal Water Finance
Authority, Refunding RB, VRDN
(JPMorgan Chase Bank NA LOC),
0.16%, 7/06/12 (b)	9,760	9,760,000
City of Mount Vernon New York, GO:
BAN, 1.25%, 7/13/12	7,160	7,161,769
Series B, 1.50%, 7/13/12	4,905	4,906,676
City of New York, GO, VRDN (b):
Sub-Series A3 (Morgan Stanley
Bank LOC), 0.27%, 7/06/12	14,260	14,260,000
Sub-Series G5 (Wells Fargo
Bank NA SBPA), 0.14%,
7/02/12	17,700	17,700,000
Sub-Series G7 (Bank of Tokyo LOC),
0.13%, 7/02/12	6,400	6,400,000
Subseries A-7 (JPMorgan Chase
Bank NA LOC), 0.17%, 7/02/12	9,900	9,900,000
City of New York New York, GO,
Refunding, VRDN (b):
Sub-Series C-2 (Bayerische
Landesbank LOC), 0.23%, 7/06/12	7,615	7,615,000
Sub-Series E2 (JPMorgan
Chase Bank NA LOC),
0.17%, 7/02/12	8,600	8,600,000
City of New York New York, GO, VRDN (b):
JPMorgan Chase
PUTTERS/DRIVERS Trust,
DRIVERS, Series 3282 (JPMorgan
Chase Bank NA SBPA), 0.18%,
7/06/12 (c)(d)	3,325	3,325,000
Series F-4 (Landesbank Hessen-
Thuringen LOC), 0.23%, 7/06/12	8,700	8,700,000
Series F-5 (Bayerische Landesbank
LOC), 0.23%, 7/06/12	12,475	12,475,000
Sub-Series F-3 (Sumitomu Mitsui
Banking LOC), 0.17%, 7/06/12	19,200	19,200,000
Sub-Series I-4 (Bank of New York
LOC), 0.16%, 7/06/12	6,800	6,800,000
Cohoes Industrial Development Agency,
RB, VRDN, Eddy Village Project (Bank of
America NA LOC), 0.27%, 7/06/12 (b)	10,000	10,000,000
County of Clinton New York, GO,
Refunding, BAN, 1.25%, 7/14/12	5,185	5,186,280

	Par
Municipal Bonds	(000)	Value
New York (continued)
County of Putnam New York, GO, TAN,
1.50%, 10/30/12	$6,405	$6,429,702
Evans-Brant Central School District, GO,
Refunding, BAN, 1.00%, 6/28/13	8,145	8,185,370
Greece Central School District, GO, BAN,
1.25%, 12/28/12	4,285	4,299,318
Honeoye Falls-Lima New York Central
School District, GO, BAN, 1.25%,
9/28/12	5,000	5,009,791
Metropolitan Transportation Authority,
RB, VRDN, Subseries B-1 (State
Street Bank & Trust Co. LOC), 0.16%,
7/06/12 (b)	10,000	10,000,000
Metropolitan Transportation Authority,
Refunding RB, VRDN (b):
Series A-1 (Morgan Stanley Bank
LOC), 0.25%, 7/06/12	37,365	37,365,000
Series A-2 (Bank of Tokyo -
Mitsubishi UFJ Ltd. LOC), 0.14%,
7/06/12	30,105	30,105,000
Monroe County Industrial Development
Agency, IDRB, VRDN, Klein Steel
Service, AMT (Manufacturers & Traders
Trust LOC), 0.28%, 7/06/12 (b)(c)	6,765	6,765,000
Nassau County Industrial Development
Agency, RB, VRDN, Clinton Plaza
Senior Housing Project, AMT (Fannie
Mae Guarantor), 0.26%, 7/06/12 (b)	13,250	13,250,000
Nassau Health Care Corp., Refunding
RB, VRDN (JP Morgan Chase Bank NA
LOC), 0.17%, 7/06/12 (b)	10,000	10,000,000
New York City Housing Development
Corp., MRB, VRDN, Parkview II
Apartments, Series A, AMT (Citibank
NA LOC), 0.20%, 7/06/12 (b)	4,255	4,255,000
New York City Housing Development
Corp., RB, VRDN (b):
Atlantic Court Apartments, Series A,
AMT (Freddie Mac Guarantor),
0.17%, 7/06/12	10,900	10,900,000
Elliott Chelsea Development, Series
A (Citibank NA LOC), 0.21%,
7/06/12	4,100	4,100,000
Lyric Development, Series A, AMT
(Fannie Mae Guarantor), 0.17%,
7/06/12	12,765	12,765,000
Sierra Development, Series A, AMT
(Fannie Mae Guarantor), 0.17%,
7/06/12	14,065	14,065,000
New York City Housing Development
Corp., Refunding RB, VRDN (b):
M/F, The Crest, Series A
(Landesbank Hessen-Thuringen
LOC), 0.21%, 7/06/12	2,700	2,700,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing Development
Corp., Refunding RB, VRDN (b)
(continued):
ROCS, Series II-R-11699, AMT
(Citibank NA SBPA), 0.24%,
7/06/12 (c)	$6,290	$6,290,000
New York City Industrial Development
Agency, RB, VRDN (b):
Air Express International Corp.
Project, AMT (Citibank NA LOC),
0.18%, 7/06/12	14,000	14,000,000
Heart Share Human Services,
Series A (HSBC Bank USA NA
LOC), 0.18%, 7/06/12	2,910	2,910,000
New York City Industrial Development
Agency, Refunding RB, VRDN (b):
American Civil Project
(JPMorgan Chase Bank
LOC), 0.17%, 7/06/12	7,895	7,895,000
Brooklyn Heights (TD Bank NA LOC),
0.17%, 7/06/12	5,510	5,510,000
New York City Municipal Water Finance
Authority, RB, VRDN (b):
2nd General Resolution, Series DD-
2 (Bank of New York SBPA),
0.14%, 7/02/12	20,600	20,600,000
Eagle Tax-Exempt Trust, Series
2009-0046, Class A (Citibank NA
SBPA), 0.18%, 7/06/12 (c)(d)	18,000	18,000,000
PUTTERS, Series 2559 (JPMorgan
Chase Bank NA SBPA), 0.18%,
7/06/12 (d)	1,775	1,775,000
Subseries A-2 (Mizuho Corporate
Bank SBPA), 0.13%, 7/02/12	4,400	4,400,000
New York City Municipal Water Finance
Authority, Refunding RB, VRDN (b):
Eagle Tax-Exempt Trust, Series
2009-0047, Class A (Citibank NA
SBPA), 0.18%, 7/06/12 (c)(d)	14,900	14,900,000
Second General Resolution, Series
AA-1 (State Street Bank & Trust
Co. and California State Teachers'
Retirement System SBPA), 0.16%,
7/02/12	10,100	10,100,000
Second General Resolution, Series
DD-1 (State Street Bank & Trust
Co. and California State Teachers'
Retirement System SBPA) (TD
BANK NA SBPA), 0.12%, 7/02/12	1,500	1,500,000
Sub-Series F1 (Wells Fargo
Bank NA SBPA), 0.13%,
7/06/12	10,090	10,090,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Transitional Finance
Authority, RB, VRDN (b):
New York City Recovery, Series 1,
Sub-Series 1C (JPMorgan Chase
Bank SBPA), 0.17%, 7/02/12	$3,600	$3,600,000
New York City Recovery, Series 3,
Sub-Series 3B (Wachovia Bank
NA SBPA), 0.14%, 7/02/12	15,620	15,620,000
New York City Recovery, Series 3,
Sub-Series 3G (Bank of New York
SBPA), 0.16%, 7/06/12	15,240	15,240,000
Sub-Series 2F (Bayerische
Landesbank SBPA), 0.21%,
7/02/12	2,350	2,350,000
New York City Transitional Finance
Authority, Refunding RB, VRDN,
Series A-4 (TD Bank NA LOC), 0.13%,
7/02/12 (b)	17,000	17,000,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue, Refunding RB, VRDN, NYC
Recovery, Sub Series 3F (Royal Bank
of Canada SBPA), 0.17%, 7/02/12 (b)	10,200	10,200,000
New York Convention Center
Development Corp., Eclipse Funding
Trust, RB, VRDN, Series 2006-0004,
Solar Eclipse (US Bank NA LOC, US
Bank NA SBPA), 0.17%, 7/06/12 (b)	10,820	10,820,000
New York Local Government Assistance
Corp., Refunding RB, VRDN, Sub Lien,
Series 4 (Bank of America NA SBPA),
0.25%, 7/06/12 (b)	12,100	12,100,000
New York State Dormitory Authority, RB,
VRDN (b):
Eagle Tax-Exempt Trust, Series
2006-0164, Class A (Citibank NA
SBPA), 0.21%, 7/06/12	3,300	3,300,000
JPMorgan Chase
PUTTERS/DRIVERS Trust,
PUTTERS, Series 3280 (JPMorgan
Chase Bank NA SBPA), 0.18%,
7/06/12 (c)(d)	3,325	3,325,000
Rochester Friendly Home
(Manufacturers & Traders Trust
Co. LOC), 0.14%, 7/06/12	16,140	16,140,000
ROCS, Series 11843 (BHAC) (Citibank
NA SPBA), 0.20%, 7/06/12 (c)	6,900	6,900,000
New York State Dormitory Authority,
Refunding RB, VRDN (b):
City University, Consolidated 5th
Series C (Bank of America NA
LOC), 0.25%, 7/06/12	4,000	4,000,000
Cornell University, Series B
(JPMorgan Chase & Co. SBPA),
0.18%, 7/06/12	18,320	18,320,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Environmental Facilities
Corp., Refunding RB, PUTTERS, VRDN,
Series 2900 (JPMorgan Chase Bank
NA SBPA), 0.18%, 7/06/12 (b)	$3,500	$3,500,000
New York State HFA, HRB, VRDN (b):
160 West 62nd Street, Series A2
(Wells Fargo Bank NA LOC),
0.18%, 7/06/12	15,700	15,700,000
363 West 30th Street, Series A,
AMT (Freddie Mac Guarantor),
0.17%, 7/06/12	12,150	12,150,000
Gethsemane Apartments, Series A,
AMT (Fannie Mae Guarantor),
0.20%, 7/06/12	12,000	12,000,000
Grace Towers, Series A, AMT
(Freddie Mac Guarantor), 0.17%,
7/06/12	2,880	2,880,000
New York State HFA, RB, VRDN (b):
Housing, 160 West 62nd Street,
Series A-1, ,(Wells Fargo Bank NA
LOC), 0.18%, 7/06/12	3,770	3,770,000
10 Liberty Street (Freddie Mac
Guarantor), 0.13%, 7/06/12	5,000	5,000,000
240 E. 39th Street Housing, AMT
(Fannie Mae Guarantor), 0.17%,
7/06/12	23,100	23,100,000
Gotham West Housing, Series A-2
(Wells Fargo Bank NA LOC), 0.14%,
7/06/12	25,800	25,800,000
New York State HFA, Refunding RB,
VRDN, Series M-2 (Bank of America
NA LOC), 0.21%, 7/06/12 (b)	4,200	4,200,000
New York State Thruway Authority, BAN,
Series A, 2.00%, 7/13/12	10,600	10,606,188
North Syracuse Central School District,
GO, RAN, 1.00%, 6/22/13	8,600	8,638,441
Onondaga County Industrial
Development Agency New York, RB,
VRDN, GA Braun Inc. Project, AMT
(Manufacturers & Traders Trust Co.
LOC), 0.28%, 7/06/12 (b)	8,575	8,575,000
Oswego County Industrial Development
Agency New York, RB, VRDN, OH
Properties Inc. Project, Series A
(Manufacturers & Traders Trust Co.
LOC), 0.28%, 7/06/12 (b)	1,290	1,290,000
Port Authority of New York & New
Jersey, Refunding RB, VRDN (b):
FLOATS, Series 2977, AMT (Morgan
Stanley Bank SBPA), 0.27%,
7/06/12 (c)	14,000	14,000,000

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Port Authority of New York & New
Jersey, Refunding RB, VRDN (b)
(concluded):
FLOATS, Series 766 (AGM) (Morgan
Stanley Bank SBPA), 0.27%,
7/06/12	$1,750	$1,750,000
PUTTERS, Series 2945, AMT
(JPMorgan Chase Bank NA SBPA),
0.24%, 7/06/12	1,665	1,665,000
ROCS, Series 14020 (Citibank NA
SBPA), 0.19%, 7/06/12 (c)	2,500	2,500,000
Rensselaer County Industrial
Development Agency, RB, VRDN, The
Sage Colleges Project, Series A
(Manufacturers & Traders Trust LOC),
0.23%, 7/06/12 (b)	5,050	5,050,000
Rockland County Industrial
Development Agency New York,
Refunding RB, VRDN, Dominican
College Project, Series A (TD Bank NA
LOC), 0.17%, 7/06/12 (b)	8,550	8,550,000
Sales Tax Asset Receivable Corp., RB,
FLOATS, VRDN, Series 2901 (Morgan
Stanley Bank SBPA), 0.27%,
7/06/12 (b)(d)	10,800	10,800,000
Syracuse Industrial Development
Agency, RB, VRDN, Syracuse
University Project, Series A-2
(JPMorgan Chase Bank LOC), 0.16%,
7/02/12 (b)	600	600,000
Town of Webster New York, GO, BAN,
BAN, 1.25%, 10/05/12	3,000	3,005,533
Town of West Seneca New York, GO,
BAN, 1.25%, 10/19/12	7,097	7,113,057
Triborough Bridge & Tunnel Authority,
RB, VRDN, General (California State
Teachers Retirement System LOC) (b):
Series B-2, 0.15%, 7/06/12	13,630	13,630,000
Series B-2A, 0.17%, 7/02/12	16,500	16,500,000
Ulster County New York, GO, BAN,
1.25%, 11/16/12	8,280	8,307,120
Valley Central School District at
Montgomery, GO, BAN, Series B,
1.25%, 2/22/13	3,360	3,377,396
Wappingers Central School District, GO,
1.25%, 7/13/12	4,990	4,991,137
Washington County, GO, BAN, 1.25%,
6/14/13	5,600	5,637,374
Yonkers Industrial Development Agency,
Refunding RB, VRDN (JPMorgan
Chase Bank LOC), 0.17%,
7/25/12 (b)	4,300	4,300,000
		855,937,816

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	3

Schedule of Investments (concluded)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Value
Total Investments
(Cost - $855,937,816*) – 99.8%	$ 855,937,816
Other Assets Less Liabilities – 0.2%	2,001,938
Net Assets – 100.0%	$ 857,939,754

*	Cost for federal income tax purposes.
(a)	When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Pershing LLC	$ 5,122,746	$ —

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$855,937,816	—	$855,937,816

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $154,311 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	4

Schedule of Investments June 30, 2012 (Unaudited)	BIF North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value
North Carolina — 96.6%
Alamance County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Millender
Project, AMT (Wells Fargo Bank NA
LOC), 0.33%, 7/06/12	$900	$900,000
Charlotte-Mecklenburg Hospital
Authority, Refunding RB, VRDN :
Carolinas HealthCare System,
Series B (US Bank NA LOC),
0.13%, 7/02/12	600	600,000
Carolinas HealthCare System,
Series D (Wells Fargo Bank NA
LOC), 0.13%, 7/02/12	400	400,000
City of Raleigh North Carolina,
Refunding RB, VRDN, 7 Month
Window, 0.28%, 1/25/13	2,135	2,135,000
County of Mecklenburg, GO, VRDN,
Refunding, 7 Month Window, Series
D, 0.28%, 1/25/13	6,125	6,125,000
County of Sampson North Carolina, Eclipse
Funding Trust, COP, VRDN, Series 2006-
0160, Solar Eclipse (US Bank NA LOC
SBPA), 0.17%, 7/06/12 (b)	110	110,000
County of Wake North Carolina School,
GO, VRDN, Series B (Wells Fargo Bank
NA SBPA), 0.15%, 7/06/12	400	400,000
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Marlatex
Corp. Project, AMT (Wells Fargo Bank
NA LOC), 0.38%, 7/06/12	785	785,000
Guilford County Industrial Facilities &
Pollution Control Financing Authority,
IDRB, VRDN, National Sherman, AMT
(TD Bank NA LOC), 0.43%, 7/06/12	2,000	2,000,000
Lee County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, AMT:
Arden Corp. Project (Comerica Bank
LOC), 0.28%, 7/06/12	2,550	2,550,000
Lee Central LLC Project (Wells Fargo
Bank NA LOC), 0.33%, 7/06/12	2,050	2,050,000
North Carolina, HFA, RB, VRDN, AMT (b)(c):
MERLOTS, Series B-12 (Wells Fargo
Bank NA SBPA), 0.24%, 7/06/12	425	425,000
ROCS, Series II-R-175 (Citibank NA
SBPA), 0.28%, 7/06/12	2,735	2,735,000
North Carolina Agricultural Finance
Authority, RB, VRDN, Albemarle Cotton
Growers, AMT (Wells Fargo Bank NA
LOC), 0.33%, 7/06/12	700	700,000

	Par
Municipal Bonds (a)	(000)	Value
North Carolina (continued)
North Carolina Agricultural Finance
Authority, Refunding RB, VRDN,
Harvey Fertilizer & Gas Project, AMT
(Wells Fargo Bank NA LOC), 0.38%,
7/06/12	$910	$910,000
North Carolina Capital Facilities Finance
Agency, Refunding RB, VRDN, High
Point University Project (Branch
Banking & Trust Co. LOC), 0.19%,
7/06/12	1,500	1,500,000
North Carolina Educational Facilities
Finance Agency, RB, VRDN, Duke
University Project:
Series A, 0.12%, 7/06/12	825	825,000
Series B, 0.14%, 7/06/12	700	700,000
North Carolina Medical Care
Commission, RB, VRDN:
Duke University Hospital, Series B
(Wells Fargo Bank NA SBPA),
0.15%, 7/06/12	765	765,000
Moses Cone Health System, Series
B (BMO Harris Bank NA SBPA),
0.12%, 7/02/12	1,475	1,475,000
North Carolina State Medical Care
Commission Health Care Facilities,
RB,VRDN, Duke University Health
Systems, Series A (Royal Bank of
Canada SBPA), 0.18%, 7/06/12 (b)	1,400	1,400,000
North Carolina State University at
Raleigh, Refunding RB, VRDN, Series
B (Bayerische Landesbank SBPA),
0.17%, 7/06/12	1,520	1,520,000
Piedmont Triad Airport Authority North
Carolina, RB, VRDN, Cessna Aircraft
Co. Project, AMT (Bank of America NA
LOC), 0.60%, 7/05/12	215	215,000
State of North Carolina, GO, VRDN,
Series G (Landesbank Hessen-
Thuringen Girozentrare SBPA), 0.17%,
7/06/12	1,800	1,800,000
University of North Carolina at Chapel
Hill, Refunding RB, VRDN, Series B,
0.15%, 7/06/12	1,505	1,505,000
Vance County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project,
AMT (Wells Fargo Bank NA LOC),
0.38%, 7/06/12	780	780,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value
North Carolina (concluded)
Wilson County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN,
Supreme/Murphy Truck Project, AMT
(JPMorgan Chase Bank NA LOC),
0.63%, 7/06/12	$700	$700,000
Yancey County Industrial Facilities &
Pollution Control Financing Authority,
RB, VRDN, Altec Industries Project,
AMT (Branch Banking & Trust Co.
LOC), 0.26%, 7/06/12	1,800	1,800,000
		37,810,000
Puerto Rico — 0.7%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series A-2 (AGM)
(JPMorgan Chase Bank SBPA), 0.25%,
7/06/12	265	265,000
Total Investments
(Cost - $38,075,000*) – 97.3%		38,075,000
Other Assets Less Liabilities – 2.7%		1,053,291
Net Assets – 100.0%		$39,128,291

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 38,075,000	—	$ 38,075,000

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $64,740 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 93.1%
Butler County Ohio, GO, BAN, Various
Purpose, 0.50%, 8/03/12	$2,705	$2,705,000
City of Avon Ohio, GO, BAN:
Series A, 1.00%, 7/03/12	100	100,006
Various Purpose, Series B,
1.00%, 7/19/12	1,795	1,795,585
City of Cleveland Ohio, Refunding RB,
VRDN, Series Q (Bank of New York
Mellon SBPA), 0.16%, 7/06/12 (a)	2,500	2,500,000
City of Columbus Ohio, RB, PUTTERS, VRDN,
Series 2456 (JPMorgan Chase Bank NA
SBPA), 0.18%, 7/06/12 (a)(b)	1,000	1,000,000
City of Independence, GO, BAN, Various
Purpose, 1.13%, 4/19/13	800	804,652
City of Independence Ohio, Refunding
RB, VRDN, Rockside Spectrum
Building (US Bank NA LOC), 0.23%,
7/06/12 (a)	1,175	1,175,000
City of Lakewood, GO, Refunding, BAN,
Various Purpose, 1.13%, 10/18/12	1,350	1,352,956
City of Lima Ohio, RB, VRDN, Facilities,
Lima Memorial Hospital Project
(JPMorgan Chase Bank NA LOC),
0.19%, 7/06/12 (a)	2,900	2,900,000
City of Miamisburg, GO, BAN, Various
Purpose, 1.00%, 3/13/13	2,000	2,006,972
City of North Ridgeville Ohio, GO, BAN,
Capital Improvement & Equipment,
0.85%, 4/05/13	930	931,411
City of Sharonville Ohio, GO, BAN,
Various Purpose Improvement, 1.13%,
7/12/12	1,200	1,200,201
City of Sharonville Ohio, GO, Refunding,
BAN, Various Purpose, 1.00%,
7/11/13 (c)	100	100,496
City of Strongsville, GO, BAN, Various
Purpose, 1.25%, 10/25/12	1,330	1,333,842
City of Strongsville, GO, BAN, Refunding,
Library, 1.25%, 10/25/12	700	702,022
Columbus Ohio Regional Airport
Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN,
SPEARS, Series DB-488 (NPFGC),
(Deutsche Bank AG SBPA), 0.23%,
7/06/12 (a)(b)	4,675	4,675,000
County of Butler Ohio, Refunding RB,
VRDN, Lifesphere Project (US Bank NA
LOC), 0.18%, 7/06/12 (a)	2,255	2,255,000
County of Franklin Ohio, HRB, VRDN,
Senior, St. George Commons
Apartments, AMT (Fannie Mae
Guarantor), 0.22%, 7/06/12 (a)	3,200	3,200,000

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Trumbull Ohio, Refunding RB,
VRDN (a):
Ellwood Engineered, AMT (Wells
Fargo Bank NA LOC), 0.25%,
7/05/12	$3,400	$3,400,000
Shepherd (Manufacturers & Traders
Trust Co. LOC), 0.20%, 7/06/12	8,460	8,460,000
Cuyahoga County Port Authority, RB,
VRDN, Euclid Avenue Housing Corp.
Project (US Bank NA LOC), 0.17%,
7/06/12 (a)	2,300	2,300,000
Lorain County Port Authority, RB, VRDN,
St. Ignatius High School Project (US
Bank NA LOC), 0.17%, 7/06/12 (a)	1,390	1,390,000
Lucas County, GO, Various Purpose
Improvement, Series 1, 1.00%,
7/19/12	115	115,028
Miami County, GO, BAN, Various
Purpose, 1.13%, 12/03/12	1,105	1,108,145
Montgomery County, Refunding RB,
VRDN, Catholic Health, Series B-1
(Bank of New York Mellon SBPA),
0.17%, 7/06/12 (a)	4,100	4,100,000
Ohio Air Quality Development Authority,
RB, VRDN, Ohio Valley Electric Corp.,
Series C (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.16%, 7/06/12 (a)	2,700	2,700,000
Ohio Air Quality Development Authority,
Refunding RB, VRDN, FIrst Energy
Nuclear Generation, Series 2006-B
(Wells Fargo Bank NA LOC), 0.19%,
7/02/12 (a)	3,300	3,300,000
Ohio HFA, RB, VRDN, Series H, AMT
(Federal Home Loan Bank SBPA),
0.18%, 7/06/12 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS,
VRDN, Series A02, AMT (Ginnie Mae
Guarantor) (Wells Fargo Bank NA
LOC), 0.24%, 7/06/12 (a)(b)	885	885,000
Ohio Higher Educational Facility
Commission, Refunding RB, VRDN (a):
Dominican University Project
(JPMorgan Chase Bank NA LOC),
0.19%, 7/06/12	1,000	1,000,000
Hospital, Cleveland Clinic,
Series B-4, 0.16%, 7/02/12	3,900	3,900,000
State of Ohio, GO, VRDN (a):
Common Schools, Series A,
0.15%, 7/06/12	900	900,000
Common Schools, Series B, (State
of Ohio Liquidity Facility), 0.15%,
7/06/12	2,290	2,290,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
State of Ohio, GO, VRDN (a) (concluded):
Infrastructure Improvement,
Series B, 0.15%, 7/06/12	$1,000	$1,000,000
State of Ohio, RB, VRDN, Universal
Forest Products Project, AMT
(JPMorgan Chase Bank NA LOC),
0.38%, 7/06/12 (a)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust,
Refunding RB, FLOATS, VRDN, Series
56C (Wells Fargo Bank NA SBPA),
0.19%, 7/06/12 (a)(b)(d)	2,100	2,100,000
		78,286,316
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO, Refunding,
VRDN, Public Improvement (a):
Series A-2, (AGM) (JPMorgan Chase
Bank NA SBPA), 0.25%, 7/06/12	360	360,000
Sub-Series C-5-2, (Barclays Bank
PLC LOC), 0.17%, 7/06/12	600	600,000
		960,000
Total Investments
(Cost - $79,246,316*) – 94.2%		79,246,316
Other Assets Less Liabilities – 5.8%		4,866,701
Net Assets – 100.0%		$ 84,113,017

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
National Financial Services	$ 100,496	$ —

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$79,246,316	—	$79,246,316

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $3,949,808 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments June 30, 2012 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 98.1%
Allegheny County Hospital Development
Authority, RB, UPMC, Series A, 2.00%,
10/15/12	$400	$401,921
Allegheny County Hospital Development
Authority, RB, VRDN, University of
Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.16%,
7/06/12 (a)	3,400	3,400,000
Berks County PA, Reading Hospital,
Refunding RB, FLOATS, VRDN, Series
53C (Wells Fargo Bank NA Liquidity
Facility), 1.00%, 7/06/12 (a)(b)(c)	2,800	2,800,000
Chester County IDA, RB, VRDN, AMT
(Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A,
0.38%, 7/06/12	1,645	1,645,000
West Vincent Association,
Series B, 0.38%, 7/06/12	1,795	1,795,000
City of Philadelphia Pennsylvania, RB,
VRDN, 5th Series A-2 (JPMorgan
Chase & Co. NA LOC, Bank of Nova
Scotia LOC), 0.17%, 7/06/12 (a)	3,500	3,500,000
County of Lehigh Pennsylvania, GO,
2.50%, 11/15/12	400	403,289
Delaware County IDA, RB, VRDN,
Resource Recovery (a):
Project G (General Electric Capital
Corp. Guaranty Agreement),
0.17%, 7/06/12	5,175	5,175,000
Series 97-G, 0.17%, 7/06/12	1,400	1,400,000
Delaware County IDA Pennsylvania,
Refunding RB, VRDN, Resource
Recovery, Series G (General Electric
Capital Corp. Guaranty Agreement),
0.17%, 7/06/12 (a)	40	40,000
Delaware River Port Authority,
Refunding RB, VRDN (a):
Series A (JPMorgan Chase Bank NA
LOC), 0.16%, 7/06/12	825	825,000
Series B, 0.21%, 7/06/12	1,400	1,400,000
Downingtown Pennsylvania Area School
District, GO, VRDN, Floater
Certificates, Series E-13 (Royal Bank
of Canada SBPA), 0.18%, 7/06/12
(a)(b)(c)	1,660	1,660,000
Erie Water Authority, RB, Mandatory Put
Bonds (Federal Home Loan Bank LOC)
(AGM) (a):
Series 2006D, 2.50%,
6/01/13	1,275	1,298,779
Series C, 2.50%, 6/01/13	1,500	1,527,976

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Montgomery County IDA Pennsylvania,
RB, VRDN (a):
Big Little Association Project, Series
A (Wells Fargo Bank NA LOC),
0.38%, 7/06/12	$725	$725,000
Edmund Optical Manufacturing LLC
Project, AMT (Wells Fargo Bank
NA LOC), 0.38%, 7/06/12	860	860,000
Montgomery County IDA Pennsylvania,
RB, VRDN (a):
Girl Scouts of Southeastern
Pennsylvania (TD Bank NA LOC),
0.17%, 7/06/12	290	290,000
Independent Support System
Project (Wachovia Bank NA LOC),
0.33%, 7/06/12	120	120,000
Valley Forge Baptist (Wells Fargo
Bank NA LOC), 0.33%, 7/06/12	1,480	1,480,000
Northampton County General Purpose
Authority, RB, VRDN, Lehigh University
(TD Bank NA SBPA), 0.18%, 7/06/12
(a)	900	900,000
Pennsylvania Economic Development
Financing Authority, RB, VRDN (a):
Evergreen Community Power
Facility, AMT (Manufacturers &
Traders Trust Co. LOC), 0.33%,
7/06/12	14,400	14,400,000
Homewood Retirement, Series E
(Manufacturers & Traders Trust
Co. LOC), 0.25%, 7/06/12	1,100	1,100,000
Penn Waste Inc. Project, AMT
(Manufacturers & Traders Trust
Co. LOC), 0.28%, 7/06/12	2,645	2,645,000
West Point Project, AMT (Merck &
Co. Guaranty), 0.23%, 7/06/12	8,500	8,500,000
Westrum Harleysville II Project, AMT
(Federal Home Loan Bank LOC),
0.20%, 7/06/12	2,740	2,740,000
Pennsylvania HFA, MRB, VRDN, S/F,
AMT (a):
Series 81C (Royal Bank of Canada
SBPA), 0.19%, 7/06/12	2,100	2,100,000
Series 82-B (Royal Bank of Canada
SBPA), 0.19%, 7/06/12	1,000	1,000,000
Series 83C (Bank of Tokyo -
Mitsubishi UFJ Ltd. SBPA), 0.19%,
7/06/12	10,090	10,090,000
Pennsylvania HFA, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB, VRDN,
Series 3297, AMT (JPMorgan Chase
Bank NA SBPA), 0.27%, 7/06/12
(a)(b)(c)	445	445,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Higher Educational
Facilities Authority, RB, VRDN, Drexel
University, Second Series (JPMorgan
Chase & Co. NA LOC), 0.14%,
7/06/12 (a)	$2,225	$2,225,000
Pennsylvania State Turnpike Authority,
RB, VRDN, Floater Certificates, Series
E-22 (Royal Bank of Canada LOC,
Royal Bank of Canada SBPA), 0.18%,
7/06/12 (a)(b)(c)	1,700	1,700,000
Pennsylvania Turnpike Commission, RB,
Series D, 0.23%, 12/01/12 (d)	2,230	2,230,000
Pennsylvania Turnpike Commission,
Refunding RB, VRDN, Series A-1
(JPMorgan Chase Bank NA SBPA)
0.19%, 7/06/12 (a)	1,000	1,000,000
Philadelphia IDA, RB, VRDN (a):
Henry H. Ottens Manufacturing
Project, AMT (Wachovia Bank NA
LOC), 0.38%, 7/06/12	390	390,000
Interim House West Project (Wells
Fargo Bank NA LOC), 0.33%,
7/06/12	915	915,000
Liberty Lutheran Services Project
(Bank of America NA LOC), 0.29%,
7/06/12	1,960	1,960,000
Philadelphia IDA, VRDN, Lannett Co.,
Inc. Project (Wells Fargo Bank NA
LOC), 0.38%, 7/06/12 (a)	290	290,000
Phoenixville Area School District, GO,
Series A (State Aid Withholding),
2.00%, 5/15/13 (e)	400	405,280
Pittsburgh Water & Sewer Authority,
Refunding RB, Sub-Series C-1A,
Mandatory Put Bonds (Federal Home
Loan Bank LOC) (AGM), 0.45%,
9/01/12 (a)	2,400	2,400,000
Swarthmore Borough Authority,
Refunding RB, 5.00%, 9/15/12	400	404,006
York County IDA Pennsylvania, RB,
VRDN, 495 Leasing Project, AMT
(Wells Fargo Bank NA LOC), 0.38%,
7/06/12 (a)	1,135	1,135,000
York General Authority Pennsylvania,
RB, VRDN, Strand Capitol Arts Center
Project (Manufacturers & Traders
Trust Co. LOC), 0.23%, 7/06/12 (a)	685	685,000
		90,406,251

Puerto Rico — 0.5%
Commonwealth of Puerto Rico,
Refunding, GO, VRDN, Public
Improvement, Public Improvement,
Series A-2 (JPMorgan Chase Bank NA
LOC, JPMorgan Chase Bank NA SBPA)
(AGM), 0.25%, 7/06/12 (a)	$495	$495,000
Total Investments
(Cost - $90,901,251*) – 98.6%		90,901,251
Other Assets Less Liabilities – 1.4%		1,245,001
Net Assets – 100.0%		$92,146,252

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Janney Montgomery	$ 405,280	$ —

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	2

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal
Bonds[1]	—	$90,901,251	—	$90,901,251

1See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $114,271 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2012	3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2012

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2012